COLT 2022-9 ABS-15G

Exhibit 99.37

Maxwell Diligence Solutions LLC

Colt 2022-9

11/3/2022

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
ARInitialInterestRate	0	8	0%
MINNo	0	8	0%
B1FirstName	0	8	0%
ApplicationDate	0	8	0%
MortgageOriginationChannel	0	8	0%
SalesPrice	0	8	0%
Guarantor1FTHB	0	8	0%
PropertyZipCode	0	8	0%
LoanProgram	0	8	0%
B2FirstName	0	8	0%
LenderName	0	8	0%
OriginatorDTI	0	8	0%
NumberofUnits	0	8	0%
PropertyCounty	0	8	0%
PropertyState	0	8	0%
LoanPurpose	0	8	0%
AmortizationType	0	8	0%
AllBorrowerTotalIncome	0	8	0%
B1LastName	1	8	12.50%
PropertyAddress	0	8	0%
FirstPaymentDate	1	8	12.50%
B2LastName	0	8	0%
QualifyingTotalHousingExpensePITIA	1	8	12.50%
OriginatorQMStatus	0	8	0%
InitialMonthlyPIOrIOPayment	0	8	0%
B1Citizen	0	8	0%
PropertyCity	0	8	0%
NoteDate	0	8	0%
Total	3	224	1.34%